As filed with the Securities and Exchange Commission on November 24, 1999

                                           Registration Nos. 33-61997, 811-7343
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933                       [_]

                         Pre-Effective Amendment No.                       [_]
                                                                            [X]
                     Post-Effective Amendment No. 11
                                    and/or
                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                     [_]

                                                                            [X]
                             Amendment No. 12
                       (Check appropriate box or boxes)

                  The Prudential Investment Portfolios, Inc.
              (Exact name of registrant as specified in charter)

                          GATEWAY CENTER THREE (GC3)

                           100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
              (Address of Principal Executive Offices) (Zip Code)
      Registrant's Telephone Number, Including Area Code: (973) 367-7525

                        MARGUERITE E. H. MORRISON, ESQ.
                          GATEWAY CENTER THREE (GC3)

                           100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
                    (Name and Address of Agent for Service)

  Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

             It is proposed that this filing will become effective
                           (check appropriate box):

  [_] Immediately upon filing pursuant to paragraph (b)

  [X] on December 2, 1999 pursuant to paragraph (b)
  [_] 60 days after filing pursuant to paragraph (a)(1)

  [_] on (date) pursuant to paragraph (a)(1)
  [_] 75 days after filing pursuant to paragraph (a)(2)
  [_] on (date) pursuant to paragraph (a)(2) of rule 485.
    If appropriate, check the following box:

  [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  Title of Securities Being Registered. . . Shares of common stock, par value $.001 per share.

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

        Parts A, B and C of Form N-1A are hereby incorporated by reference to Parts A, B and C, respectively, of Registrant's Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A (File No. 33-61997) filed on September 29, 1999.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act and the Investment Company Act, the Company certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 24th day of November, 1999.

                                       THE PRUDENTIAL INVESTMENT PORTFOLIOS,
                                        INC.

                                       By       /s/ John R. Strangfeld, Jr.
                                          -------------------------------------
                                              John R. Strangfeld, Jr.
                                                     President

  Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             Signature                      Title
                                                                Date

       /s / Grace C. Torres          Treasurer and          November 24,
-----------------------------------   Principal                 1999
          Grace C. Torres             Financial and
                                      Accounting
                                      Officer

        /s/ Edward D. Beach
-----------------------------------  Director               November 24,
          Edward D. Beach                                       1999

     /s/ Delayne Dedrick Gold
-----------------------------------  Director               November 24,
       Delayne Dedrick Gold                                     1999

        /s/ Robert F. Gunia          Director               November 24,
-----------------------------------                             1999
          Robert F. Gunia

    /s/ Douglas H. McCorkindale      Director               November 24,
-----------------------------------                             1999
      Douglas H. McCorkindale

       /s/ Thomas T. Mooney          Director               November 24,
-----------------------------------                             1999
         Thomas T. Mooney

        /s/ Stephen P. Munn          Director               November 24,
-----------------------------------                             1999
          Stephen P. Munn

     /s/ David R. Odenath, Jr.       Director               November 24,
-----------------------------------                             1999
       David R. Odenath, Jr.

      /s/ Richard A. Redeker         Director               November 24,
-----------------------------------                             1999
        Richard A. Redeker

        /s/ Robin B. Smith           Director               November 24,
-----------------------------------                             1999
          Robin B. Smith

    /s/ John R. Strangfeld, Jr.      President and          November 24,
-----------------------------------   Director                  1999
      John R. Strangfeld, Jr.

      /s/ Louis A. Weil, III         Director               November 24,
-----------------------------------                             1999
        Louis A. Weil, III

       /s/ Clay T. Whitehead
-----------------------------------  Director               November 24,
         Clay T. Whitehead                                      1999


                                 EXHIBIT INDEX

Exhibits.

(a) (1) Amended and Restated Articles of Incorporation, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 14, 1996.

  (2) Articles Supplementary, incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 6, 1996.

  (3) Amendment of Articles of Incorporation, incorporated by reference to
  Exhibit 1(c) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on December 6, 1996.

  (4) Articles Supplementary, incorporated by reference to Exhibit 1(d) to the Registration Statement on Form N-14 (File No. 333-38087) filed via EDGAR on October 17, 1997.

  (5) Articles of Amendment, incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

  (6) Articles Supplementary, incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 27, 1998.

(b) Amended and Restated By-Laws.*

(c) Instruments defining rights of shareholders, incorporated by reference to
    Exhibit 4 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on August 22, 1995.

(d) (1) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 14, 1996.

  (2) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and Jennison Associates Capital Corp., now known as Jennison Associates LLC, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 14, 1996.

  (3) Management Agreement between the Registrant and Prudential Investments Fund Management LLC with respect to Prudential Active Balanced Fund, incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 27, 1998.

  (4) Subadvisory Agreement between the Registrant and The Prudential Investment Corporation with respect to Prudential Active Balanced Fund, incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 27, 1998.

(e) (1) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC, incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 27, 1998.

  (2) Form of Selected Dealer Agreement, incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

(g) (1) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 9 to the Registration Statement on Form N-14 (File No. 333-6755) filed via EDGAR on June 25, 1996.

   (2) Amendment to Custodian Contract, incorporated by reference to Exhibit
   (g)(2) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 29, 1999.

(h) (1) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to
    Exhibit 13(a) to the Registration Statement on Form N-14 (File No. 333-
    6755) filed via EDGAR on June 25, 1996.

   (2) Amendment to Transfer Agency Agreement, incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 29, 1999.

(i) (1) Opinion and Consent of Counsel, incorporated by reference to Exhibit
    (i) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 29, 1999.

   (2) Consent of Counsel.*

(j) Consent of Independent Accountants.*

(l) Purchase Agreement, incorporated by reference to Exhibit 13 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on February 14, 1996.

(m) (1) Amended and Restated Distribution and Service Plan for Class A Shares, incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

  (2) Amended and Restated Distribution and Service Plan for Class B Shares, incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

  (3) Amended and Restated Distribution and Service Plan for Class C Shares, incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on June 11, 1998.

(o) Amended and Restated Rule 18f-3 Plan, incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on November 27, 1998.
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* To be filed by amendment.